Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	923,942
Maximum Aggregate Offering Price	$ 83,422,264.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,771.95
Rule 457(f)	true
Amount of Securities Received | shares	1,298,401
Value of Securities Received, Per Share	5.00
Value of Securities Received	$ 6,492,005.00
Fee Note MAOP	$ 6,492,005.00
Offering Note	(1) The number of shares of common stock, without par value, of Mercantile Bank Corporation ("Mercantile" and such shares, "Mercantile common stock") being registered is based upon an estimate of (i) the exchange ratio of 0.7116 of a share of Mercantile common stock for each share of common stock, par value $5.00 per share, of Eastern Michigan Financial Corporation ("EFIN" and, such shares, the "EFIN common stock") multiplied by (ii) the estimated maximum number of 1,298,401 shares of EFIN common stock to be exchanged or converted for the securities being registered. Pursuant to Rule 416, this registration statement also covers an indeterminate number of shares of Mercantile common stock as may become issuable as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the product of (i) $64.25, the average of the bid and asked prices of EFIN's common stock on September 12, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission) as quoted on the OTCID Basic Market, and (ii) the estimated maximum number of 1,298,401 shares of EFIN common stock to be exchanged or converted for the securities being registered. (3) Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001531.